Inventories, Net	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories, Net
3.
INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Raw materials	3,242,149	3,855,803
Work-in-progress	1,871,933	3,504,585
Finished goods	4,318,847	6,472,104
Inventories	9,432,929	13,832,492

Write-downs of inventories from the carrying amount to its estimated net realizable value amounted to US$16,418 and nil were recorded as cost of revenues for the six months ended June 30, 2025 and 2026.